OTHER NON-CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Notes and other explanatory information [abstract]
Zimbabwe lithium deposits	$ 35,144	¥ 256,484	¥ 247,420
Others			110
Total	$ 35,144	¥ 256,484	¥ 247,530